Exhibit 99.2

Ford Credit Auto Lease Trust 2011-A

Quarterly Supplemental Report — Payment Schedule of Remaining Leases as of March 31, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2012, leases with a total base residual value of $13,357,476.48 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2012. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2012
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 -	March	$953,627,153.42
	April	921,525,790.11	$16,887,544.35	6.12%	$19,754,562.85	2.65%
	May	901,173,878.18	16,695,978.63	6.05	8,105,746.90	1.09
	June	877,625,669.13	16,435,235.93	5.96	11,463,850.91	1.53
	July	855,593,799.78	16,228,252.81	5.88	10,040,601.28	1.34
	August	826,858,805.57	15,878,399.69	5.76	16,986,941.26	2.27
	September	793,987,136.69	15,461,114.45	5.60	21,402,060.01	2.87
	October	777,091,366.57	15,339,452.01	5.56	5,388,860.45	0.72
	November	761,963,279.60	15,242,734.79	5.53	3,635,921.55	0.49
	December	742,111,393.55	15,021,249.01	5.45	8,507,854.79	1.14
2013 -	January	686,085,595.01	14,140,364.71	5.13	45,466,327.05	6.09
	February	597,513,114.08	12,637,128.62	4.58	79,245,901.89	10.61
	March	504,820,388.37	11,020,572.59	4.00	84,555,559.51	11.32
	April	479,035,630.58	10,590,921.75	3.84	17,630,502.13	2.36
	May	458,151,087.72	10,217,349.23	3.70	12,979,276.15	1.74
	June	436,302,749.10	9,802,123.75	3.55	14,257,435.49	1.91
	July	414,415,219.71	9,387,368.90	3.40	14,605,745.06	1.96
	August	390,512,298.37	8,892,170.71	3.22	17,010,542.06	2.28
	September	365,097,167.95	8,375,830.01	3.04	18,923,109.20	2.53
	October	341,069,488.47	7,882,755.08	2.86	17,905,887.10	2.40
	November	318,749,413.15	7,424,724.13	2.69	16,539,673.35	2.21
	December	296,676,272.03	6,987,124.67	2.53	16,622,293.17	2.23
2014 -	January	252,432,378.93	6,018,201.68	2.18	39,655,085.09	5.31
	February	171,703,387.59	4,175,304.80	1.51	77,769,697.41	10.41
	March	94,456,208.14	2,394,642.31	0.87	75,679,463.91	10.13
	April	70,942,596.52	1,821,751.17	0.66	22,146,783.60	2.97
	May	32,198,434.61	839,731.23	0.30	38,246,003.54	5.12
	June	770,585.89	20,998.00	0.01	31,561,953.58	4.23
	July	187,045.16	5,881.71	0.00	581,527.85	0.08
	August	182,190.13	5,881.71	0.00	0.00	0.00
	September	160,044.48	5,355.36	0.00	17,789.00	0.00
	October	143,986.11	5,014.26	0.00	11,932.00	0.00
	November	130,473.23	4,545.01	0.00	9,774.00	0.00
2015 -	December	100,908.30	3,694.33	0.00	26,607.20	0.00
	January	56,708.01	2,334.60	0.00	42,434.60	0.01
	February	12,645.77	337.38	0.00	44,040.50	0.01
	March	0.00	0.00	0.00	12,709.00	0.00

Total			$275,852,069.37	100.00%	$746,834,453.44	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,022,686,522.81

Ford Credit Auto Lease Trust 2011-A

Quarterly Supplemental Report — Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2012	Car	311	65.75%	$1,089	3.10%	6.40%
	CUV	83	31.92	4,740	12.54	27.01
	SUV	60	41.96	4,170	11.70	25.87
	Truck	8	15.69	6,389	15.56	33.64

	Total / Average	462	49.84%	$2,237	6.25%	13.13%
February 2012	Car	427	69.54%	$1,020	3.04%	6.04%
	CUV	144	45.86	4,562	11.21	23.67
	SUV	115	55.83	3,347	10.86	22.31
	Truck	4	12.90	3,744	11.30	24.42

	Total / Average	690	59.23%	$2,163	6.25%	12.67%
March 2012	Car	413	62.01%	$1,417	4.17%	8.25%
	CUV	166	50.76	4,676	11.82	24.53
	SUV	89	43.41	3,426	11.33	22.50
	Truck	10	15.63	5,026	13.37	26.14

	Total / Average	678	53.72%	$2,532	7.25%	14.54%